Derivatives - fair value of the hedging derivative (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Fair value of the hedging derivative
Derivative financial assets	£ 133,349	£ 160,843	£ 160,843
Derivative financial liabilities	128,897	154,506	£ 154,506
Interest rate contracts | Fair value hedging
Fair value of the hedging derivative
Notional amount	60,000
Derivative financial assets	965	904
Derivative financial liabilities	2,061	2,211
Interest rate contracts | Cash flow hedging
Fair value of the hedging derivative
Notional amount	149,700
Derivative financial assets	1,148	1,989
Derivative financial liabilities	872	1,295
Derivatives
Fair value of the hedging derivative
Notional amount	224,200
Derivative financial assets	2,251	2,967
Derivative financial liabilities	2,943	3,571
Exchange rate contracts
Fair value of the hedging derivative
Notional amount	3,426,000	3,425,000
Derivative financial assets	36,545	39,211
Derivative financial liabilities	38,230	41,681
Exchange rate contracts | Derivatives | Cash flow hedging
Fair value of the hedging derivative
Notional amount	12,500
Derivative financial assets	106	63
Derivative financial liabilities		37
Exchange rate contracts | Derivatives | Net investment hedging
Fair value of the hedging derivative
Notional amount	2,000
Derivative financial assets	32	11
Derivative financial liabilities	10	28
Interest rate contracts
Fair value of the hedging derivative
Notional amount	10,536,000	12,016,000
Derivative financial assets	96,410	120,945
Derivative financial liabilities	90,444	112,160
Credit derivatives
Fair value of the hedging derivative
Notional amount	16,000	38,000
Derivative financial assets	346	531
Derivative financial liabilities	208	558
Equity and commodity contracts
Fair value of the hedging derivative
Notional amount	1,000	3,000
Derivative financial assets	48	156
Derivative financial liabilities	£ 15	£ 107